Other non-current liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
Other non-current liabilities

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Deferred revenue	10.3	19.9
Derivative financial instruments (1)	1.1	2.3
Non-current tax liabilities	6.7	—
Other	0.1	—
Total non-current liabilities	18.2	22.2

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note 22 "Risk management and financial instruments.